Condensed financial information of the parent company (Tables)	6 Months Ended
Mar. 31, 2022
Condensed financial information of the parent company
Schedule of parent company's balance sheet

	As of	As of
	March 31,	September 30,
	2022	2021
Assets
Current assets
Cash	$27,137	$8,105
Non-current assets
Investment in subsidiaries	67,772,077	65,012,468
Total assets	$67,799,214	$65,020,573

Liabilities and Shareholders’ Equity

Current liabilities
Due to related parties,	2,611,635	1,959,971
Accrued expenses and other current liabilities	299,474	381,650
Total liabilities	$2,911,109	$2,341,621

Commitments and contingencies

Shareholders’ equity
Ordinary shares, no par value, unlimited number of shares authorized; 20,319,276 shares issued and outstanding as of March 31, 2022 and September 30, 2021, respectively:*
Class A ordinary share, no par value, unlimited number of shares authorized; 17,298,307 shares issued and outstanding as of March 31, 2022 and September 30, 2021, respectively	47,965,683	47,965,683
Class B ordinary share, no par value, unlimited number of shares authorized; 3,020,969 shares issued and outstanding as of March 31, 2022 and September 30, 2021, respectively	5,015,142	5,015,142
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	457,909	315,808
Retained earnings	1,253,241	394,556
Accumulated other comprehensive income	1,330,931	122,564
Total shareholders’ equity	64,888,105	62,678,952

Total liabilities and shareholders’ equity	$67,799,214	$65,020,573

Schedule of parent company's statements of income and comprehensive income

	For the six	For the six
	months ended	months ended
	March 31, 2022	March 31, 2021

General and administrative expenses	$(465,151)	$(318,085)
Other expenses	(1,534)	—
Loss from operations	(466,685)	(318,085)
Equity in earnings of subsidiaries	1,467,471	1,048,653
Net income	1,000,786	730,568
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares	—	(975,000)
Net income attributable to ordinary shareholders	1,000,786	(244,432)
Net income	1,000,786	730,568
Foreign currency translation adjustment	1,208,367	529,680
Comprehensive income	$2,209,153	$1,260,248

Schedule of parent company's statements of cash flows

	For the six	For the six
	months ended	months ended
	March 31, 2022	March 31, 2021

CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$2,209,153	$2,235,248
Adjustments to reconcile net cash flows from operating activities
Equity in earnings of subsidiaries	(2,675,838)	(2,553,333)
Accrued expenses and other current liabilities	(82,176)	(42,136)
Net cash used in operating activities	(548,861)	(360,221)

Cash flow from investing activities
Investment in subsidiaries	(83,771)	(20,258,141)
Net cash used in investing activities	(83,771)	(20,258,141)

Cash flow from financing activities
Proceeds from the Initial Public Offering	—	23,000,000
Direct costs disbursed from Initial Public Offering proceeds in current	—	(2,377,450)
Proceeds from related parties loans	651,664	—
Net cash provided by financing activities	651,664	20,622,550
Change in cash	19,032	4,188
Cash, beginning of period	8,105	—
Cash, end of period	$27,137	$4,188